PREFERRED STOCK - Additional Information (Detail) - USD ($)				1 Months Ended	12 Months Ended
	Dec. 06, 2016	Oct. 14, 2016	May 13, 2015	Dec. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Limitations on payment of dividends on common stock					stock to no more than 100% of the aggregate per share dividend
Preferred stock, issued					0	17,123
Warrant Issued To Purchase Of Common Stock			54,705
Treasury Stock Redemption Amount			$ 302,410
Series CD Preferred Stock
Class of Stock [Line Items]
Preferred stock, annual dividend rate					2.00%
Capital purchase liquidation dividend term					8 years
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share		$ 17.75
Payments of Stock Issuance Costs		$ 3,506,000
Conversion of Stock, Shares Converted				3,563,380
Conversion of Stock, Shares Issued				3,563,380
Stock Issued During Period, Shares, New Issues		3,563,380
Proceeds from Issuance of Private Placement		$ 59,744,000
CDCI Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock, issued	17,123
Treasury Stock, Value, Acquired, Par Value Method	$ 15,925,000
Preferred Stock Redemption Discount	$ 1,198,000
Preferred Stock Redemption Discount Percentage	7.00%